Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
2010 Stock Plan [Table Text Block]
The following table depicts the number of shares authorized for issuance and availability under the 2010 Plan (shares in millions):

2010 Plan
Authorized for issuance	21.0
Issued and reserved for issuance of outstanding:
Options	1.0
Restricted stock units (2 1/2 times the number of awards)	5.5
Performance-based restricted stock units (2 1/2 times the number of awards)	1.1
Shares available for issuance	13.4

Share-based Compensation Expense Recognized [Table Text Block]
The table below summarizes the expense related to share-based payments for the years ended December 31, (in millions):

	2011	2010	2009
Stock options	$12.5	$13.9	$14.4
Restricted stock	30.5	22.6	20.7
Stock-based compensation	$43.0	$36.5	$35.1
Stock-based compensation, net of income tax benefit of $11.2 million, $8.0 million and $5.3 million in 2011, 2010 and 2009, respectively	$31.8	$28.5	$29.8

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of stock option awards granted was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions for the years ended December 31,:

	2011	2010	2009
Risk-free interest rate	2.6%	2.9%	2.2%
Dividend yield	1.3%	1.4%	5.2%
Expected volatility	39%	38%	35%
Expected life (in years)	6.4	6.7	6.8

Summary Of Changes In Stock Options
The following table summarizes the changes in the number of shares of common stock under option for the following periods (shares and aggregate intrinsic value in millions):

	Shares	Weighted-Average Exercise Price	Exercisable at End of Year	Weighted-Average Exercise Price	Weighted-Average Fair Value of Options Granted During the Year	Aggregate Intrinsic Value
Outstanding at December 31, 2008	16.4	$26	6.6	$27		$—
Granted	3.2	8			$2
Forfeited / expired	(3.3)	26
Outstanding at December 31, 2009	16.3	$22	7.6	$26		$21.1
Granted	1.5	14			$5
Exercised	(0.1)	9				$0.5
Forfeited / expired	(1.4)	23
Outstanding at December 31, 2010	16.3	$22	8.9	$26		$35.4
Granted	1.0	19			$7
Forfeited / expired	(1.9)	23
Outstanding at December 31, 2011	15.4	$21	9.8	$24		$25.3
Vested and expected to vest at December 31, 2011	15.1	$21

Summary Of Changes Of Restricted Stock And Restricted Stock Units
The following table summarizes the changes in the number of shares of restricted stock, restricted stock units and performance-based restricted stock units for the following periods (shares in millions):

	Shares	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2008	3.2	$24
Granted	2.8	8
Vested	(0.9)	24
Forfeited	(0.5)	22
Outstanding at December 31, 2009	4.6	$15
Granted	2.2	14
Vested	(1.1)	24
Forfeited	(0.5)	13
Outstanding at December 31, 2010	5.2	$13
Granted	2.5	17
Vested	(1.2)	19
Forfeited	(0.4)	14
Outstanding at December 31, 2011	6.1	$13
Expected to vest at December 31, 2011	5.8	$13

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
The following table summarizes the Company's total unrecognized compensation cost related to stock-based compensation as of December 31, 2011 (in millions):

	Unrecognized Compensation Cost	Weighted-Average Period of Expense Recognition (in years)
Stock options	$9.7	2
Restricted stock units	33.3	2
Total	$43.0